Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 47,810	$ 5,430	$ 4,000	$ 57,240
CANADA | Nii-Gyap Hereditary Chiefs of the Gitxsan Nation [Member]
Total			280	280
CANADA | McLeod Lake Indian Band [Member]
Total		740		740
CANADA | Nadleh Whut’en [Member]
Total			80	80
CANADA | Nak’azdli Whut’en [Member]
Total		870		870
CANADA | Village of Fraser Lake [Member]
Total	640			640
CANADA | Province of British Columbia [Member]
Total	5,010		870	5,880
Turkey [Member] | Government of Turkey [Member]
Total	41,580	3,730	1,610	46,920
Turkey [Member] | Town of Develi [Member]
Total		$ 90	100	190
UNITED STATES | Government of the United States [Member]
Total			360	360
UNITED STATES | County of Custer [Member]
Total	$ 580			580
UNITED STATES | State of Nevada [Member]
Total			80	80
UNITED STATES | Esmeralda County [Member]
Total			$ 610	$ 610